Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets on Loan by Significant Borrowing Counterparty (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Fair Value (in Dollars)	$ 145,805,824
Current
Digital assets current, Number of coins on loan		10,548,409.4444
Digital assets current, Fair Value (in Dollars)		$ 87,326,227
Digital assets current, Percentage of Fair Value Share		72.70%
Long-term
Long-term digital assets on loan, Number of coins on loan	5,299,494.7222	8,524,491.5556
Long-term digital assets on loan, Fair Value (in Dollars)	$ 9,538,658	$ 32,761,543
Long-term digital assets on loan, Percentage of Fair Value Share	6.50%	27.30%
Digital assets current, Number of coins on loan		19,072,901
Digital assets current, Fair Value (in Dollars)		$ 120,087,770
Digital assets current, Percentage of Fair Value Share		100.00%
Counterparty [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Number of coins on loan	24,801,341.3378	19,072,901
Digital assets, Fair Value (in Dollars)	$ 145,805,824	$ 120,087,770
Digital assets, Percentage of Fair Value Share	100.00%	100.00%
Current
Digital assets current, Number of coins on loan	19,501,846.6156
Digital assets current, Fair Value (in Dollars)	$ 136,267,166
Digital assets current, Percentage of Fair Value Share	93.50%
Bottom of range [member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	1.98%	1.24%
Top of range [member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	8.81%	14.93%
Grand Cayman [Member] | Counterparty A [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates		12.00%
Digital assets, Number of coins on loan	335,818.4384	326,500
Digital assets, Fair Value (in Dollars)	$ 69,677,455	$ 40,661,634
Digital assets, Percentage of Fair Value Share	47.80%	33.90%
Current
Digital assets current, Number of coins on loan	241,318.4384
Digital assets current, Fair Value (in Dollars)	$ 62,832,045
Digital assets current, Percentage of Fair Value Share	43.10%
Long-term
Long-term digital assets on loan, Number of coins on loan	94,500
Long-term digital assets on loan, Fair Value (in Dollars)	$ 6,845,410
Long-term digital assets on loan, Percentage of Fair Value Share	4.70%
Grand Cayman [Member] | Counterparty A One [Member]
Current
Digital assets current, Number of coins on loan		130,000
Digital assets current, Fair Value (in Dollars)		$ 16,189,931
Digital assets current, Percentage of Fair Value Share		13.50%
Long-term
Long-term digital assets on loan, Number of coins on loan		196,500
Long-term digital assets on loan, Fair Value (in Dollars)		$ 24,471,703
Long-term digital assets on loan, Percentage of Fair Value Share		20.40%
Grand Cayman [Member] | Bottom of range [member] | Counterparty A [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	1.70%
Grand Cayman [Member] | Top of range [member] | Counterparty A [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	12.00%
UAE [Member] | Counterparty F [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Number of coins on loan	12,229,651.4497	18,739,981
Digital assets, Fair Value (in Dollars)	$ 18,111,181	$ 24,622,033
Digital assets, Percentage of Fair Value Share	12.40%	20.50%
Current
Digital assets current, Number of coins on loan	7,024,656.7275
Digital assets current, Fair Value (in Dollars)	$ 15,417,933
Digital assets current, Percentage of Fair Value Share	10.60%
Long-term
Long-term digital assets on loan, Number of coins on loan	5,204,994.7222
Long-term digital assets on loan, Fair Value (in Dollars)	$ 2,693,248
Long-term digital assets on loan, Percentage of Fair Value Share	1.80%
UAE [Member] | Counterparty F One [Member]
Current
Digital assets current, Number of coins on loan		10,411,989.4444
Digital assets current, Fair Value (in Dollars)		$ 16,332,193
Digital assets current, Percentage of Fair Value Share		13.60%
Long-term
Long-term digital assets on loan, Number of coins on loan		8,327,991.5556
Long-term digital assets on loan, Fair Value (in Dollars)		$ 8,289,840
Long-term digital assets on loan, Percentage of Fair Value Share		6.90%
UAE [Member] | Bottom of range [member] | Counterparty F [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	1.50%	1.94%
UAE [Member] | Top of range [member] | Counterparty F [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	3.50%	4.75%
Switzerland [Member] | Counterparty H [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Number of coins on loan	6,220	6,420
Digital assets, Fair Value (in Dollars)	$ 22,209,025	$ 54,804,103
Digital assets, Percentage of Fair Value Share	15.20%	45.60%
Current
Digital assets current, Number of coins on loan	6,220
Digital assets current, Fair Value (in Dollars)	$ 22,209,025
Digital assets current, Percentage of Fair Value Share	15.20%
Switzerland [Member] | Counterparty H One [Member]
Current
Digital assets current, Number of coins on loan		6,420
Digital assets current, Fair Value (in Dollars)		$ 54,804,103
Digital assets current, Percentage of Fair Value Share		45.60%
Switzerland [Member] | Bottom of range [member] | Counterparty H [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	3.50%	3.75%
Switzerland [Member] | Top of range [member] | Counterparty H [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	4.50%	4.50%
United States [Member] | Counterparty J [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Number of coins on loan	12,229,651.4497
Digital assets, Fair Value (in Dollars)	$ 35,808,163
Digital assets, Percentage of Fair Value Share	24.60%
Current
Digital assets current, Number of coins on loan	12,229,651.4497
Digital assets current, Fair Value (in Dollars)	$ 35,808,163
Digital assets current, Percentage of Fair Value Share	24.60%
United States [Member] | Bottom of range [member] | Counterparty J [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	0.50%
United States [Member] | Top of range [member] | Counterparty J [Member]
Schedule of Digital Assets on Loan by Significant Borrowing Counterparty [Line Items]
Digital assets, Interest rates	16.00%